FINANCIAL INSTRUMENTS - Level 3 Rollforward Assets (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Financial assets
Balance, beginning of period	$ 9,805
Balance, end of period	9,674
Level 3
Financial assets
Balance, beginning of period	2,277	$ 2,060
Acquisitions	157	353
Dispositions	(18)	(222)
Fair value gains (losses), net and OCI	(51)	86
Acquisition of Foreign Investments	22	0
Other	0	0
Balance, end of period	$ 2,387	$ 2,277